Litigation - Contingencies related to Samarco accident (Details) R$ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 BRL (R$) individual	Dec. 31, 2016 USD ($) individual
Public civil claim filed by the Federal Government and others
Contingencies
Amount of claims	R$ 20.2	$ 5.2
Public Civil Lawsuit by Federal Government
Contingencies
Amount of claims			R$ 20.2	$ 5.2
Public civil action filed by Federal Prosecution Office
Contingencies
Amount of claims	R$ 155.0	$ 40.0	R$ 155.0	$ 40.0
U.S. Securities class action suits
Contingencies
Number of defendants named in a legal action			22	22